Employee Benefits (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Notes to Financial Statements
Company 401k contribution	50.00%	50.00%	50.00%	50.00%
Savings/profit sharing plan company contribution	$ 16	$ 54	$ 51	$ 45
Management Security Plan expense	13	12	161	$ 163
Management Security Plan accrued benefit	$ 1,475	$ 1,457	$ 1,485